Earnings Per Share (Details Narrative) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted loss per weighted average common share:
Antidilutive securities of earnings per share, amount	2.8	2.8